Employee Incentives - Schedule of Equity Based Compensation Costs Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Equity-based compensation expense	$ (313)	$ (25)	$ (28)
Continuing operations
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Equity-based compensation expense	113	5	6
Discontinued operations
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Equity-based compensation expense	(200)	(20)	(22)
Cost of Sales | Continuing operations
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Equity-based compensation expense	(5)	0	(1)
Sales and Marketing | Continuing operations
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Equity-based compensation expense	(23)	(1)	(1)
Research and Development | Continuing operations
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Equity-based compensation expense	(40)	(1)	(1)
General and Administrative | Continuing operations
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Equity-based compensation expense	$ (45)	$ (3)	$ (3)